Note 19 - Other Revenues - Other Revenues (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues	€ 44,912	€ 39,183	€ 35,746
Licenses and Others [Member]
Revenues	52	19	60
Product and Service, Other [Member]
Revenues	€ 52	€ 19	€ 60